Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ATTUNITY LTD
Entity Central Index Key	0000893821
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	10,919,930
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,778	$ 1,484
Restricted cash		362
Trade receivables (net of allowance for doubtful accounts of $ 15 at December 31, 2012 and December 31, 2011)	3,671	1,988
Other accounts receivable and prepaid expenses	323	158
Total current assets	7,772	3,992
LONG-TERM ASSETS:
Severance pay fund	2,880	2,684
Property and equipment, net	423	380
Intangible assets, net	1,870	2,854
Goodwill	13,094	13,011
Other assets	93	72
Total long-term assets	18,360	19,001
Total assets	26,132	22,993
CURRENT LIABILITIES:
Current maturities of long-term convertible debt		835
Current maturities of long-term debt		115
Trade payables	316	452
Deferred revenues	4,759	5,197
Employees and payroll accruals	2,589	2,151
Accrued expenses and other current liabilities	1,220	2,133
Payment obligation	1,934
Total current liabilities	10,818	10,883
LONG-TERM LIABILITIES:
Payment obligation		1,669
Other long-term liabilities	145	740
Long term deferred revenue	888	536
Liabilities presented at fair value	730	510
Accrued severance pay	3,989	3,467
Total long-term liabilities	5,752	6,922
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2012 and 2011; Issued and outstanding: 10,919,930 and 9,987,777 shares at December 31, 2012 and 2011, respectively	1,270	1,146
Additional paid-in capital	110,318	107,572
Accumulated other comprehensive loss	(672)	(690)
Accumulated deficit	(101,354)	(102,840)
Total shareholders' equity	9,562	5,188
Total liabilities and shareholders' equity	$ 26,132	$ 22,993

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15	$ 15
Ordinary shares, par value per share	$ 0.4	$ 0.4
Ordinary shares, shares authorized	32,500,000	32,500,000
Ordinary shares, shares outstanding	10,919,930	9,987,777
Ordinary shares, shares issued	10,919,930	9,987,777

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Software licenses	$ 14,437	$ 8,140	$ 4,645
Maintenance and services	11,042	7,029	5,430
Total revenues	25,479	15,169	10,075
Operating expenses:
Cost of software licenses	719	563	1,119
Cost of maintenance and services	1,637	890	832
Research and development	7,748	4,960	2,482
Selling and marketing	9,833	5,851	3,831
General and administrative	3,024	2,835	1,854
Total operating expenses	22,961	15,099	10,118
Operating income (loss)	2,518	70	(43)
Financial expenses, net	1,241	1,284	1,388
Income (loss) before taxes on income	1,277	(1,214)	(1,431)
Taxes on income (benefit)	(209)	(399)	74
Net income (loss)	$ 1,486	$ (815)	$ (1,505)
Basic net income/ (loss) per share	$ 0.14	$ (0.09)	$ (0.2)
Weighted average number of shares used in computing basic net income/(loss) per share	10,716	8,662	7,993
Diluted net income/(loss) per share	$ 0.12	$ (0.09)	$ (0.2)
Weighted average number of shares used in computing Diluted net income/(loss) per share	12,311	8,662	7,993

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income / (loss)	$ 1,486	$ (815)	$ (1,505)
Other comprehensive income (loss):
Foreign currency translation adjustment	18	(50)	(187)
Net change in accumulated comprehensive income (loss)	18	(50)	(187)
Total comprehensive loss	$ 1,504	$ (865)	$ (1,692)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 2,042	$ 920	$ 102,095	$ (453)	$ (100,520)
Balance, shares at Dec. 31, 2009		7,892,787
Change in terms of equity-classified warrants in connection with loan extinguishment	53		53
Exercise of warrants and options	107	19	88
Exercise of warrants and options, shares		174,636
Stock-based compensation	223		223
Fair value of guarantee associated with short term loan
Other comprehensive income / (loss)	(187)			(187)
Net income / (loss)	(1,505)				(1,505)
Balance at Dec. 31, 2010	773	939	102,459	(640)	(102,025)
Balance, shares at Dec. 31, 2010		8,067,423
Conversion of convertible debt	1,144	39	1,105
Conversion of convertible debt, shares		368,000
Classification of warrants to equity			860
Exercise of warrants and options	249	51	198
Exercise of warrants and options, shares		465,475
Stock-based compensation	359		359
Issuance of shares to RepliWeb's employees in connection with the acquisition	88	4	84
Issuance of shares to RepliWeb's employees in connection with the acquisition, shares		34,371
Issuance of shares related to RepliWeb acquisition	2,533	105	2,428
Issuance of shares related to RepliWeb acquisition, shares		973,694
Exercise of rights related to convertible debt	38	8	30
Exercise of rights related to convertible debt, shares		78,804
Fair value of guarantee associated with short term loan	49		49
Other comprehensive income / (loss)	(50)			(50)
Net income / (loss)	(815)				(815)
Balance at Dec. 31, 2011	5,188	1,146	107,572	(690)	(102,840)
Balance, shares at Dec. 31, 2011	9,987,777	9,987,777
Conversion of convertible debt	1,312	61	1,251
Conversion of convertible debt, shares		316,491
Classification of warrants to equity	860
Exercise of warrants and options	736	53	683
Exercise of warrants and options, shares		519,714
Tax benefit related to exercise of stock options	40		40
Stock-based compensation	736		736
Exercise of rights related to convertible debt	46	10	36
Exercise of rights related to convertible debt, shares		95,947
Fair value of guarantee associated with short term loan
Other comprehensive income / (loss)	18			18
Net income / (loss)	1,486				1,486
Balance at Dec. 31, 2012	$ 9,562	$ 1,270	$ 110,318	$ (672)	$ (101,354)
Balance, shares at Dec. 31, 2012	10,919,930	10,919,930

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income / (loss)	$ 1,486	$ (815)	$ (1,505)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	255	123	94
Loss on disposals of property and equipment	10
Expenses related to RepliWeb's employees in connection with the acquisition		139
Stock-based compensation	736	359	223
Excess tax benefit from stock based compensation	(40)
Amortization of intangible assets	984	843	1,119
Fair value of guarantee associated with short term loan		49
Accretion of contingent payment obligation	265	75
Convertible debt inducement expense	108	202
Increase in accrued severance pay, net	326	40	193
Increase in trade receivables, net	(1,683)	(453)	(435)
Decrease (increase) in other accounts receivable and prepaid expenses	(165)	537	(45)
Decrease (increase) in other assets	(21)	(174)	25
Increase (decrease) in trade payables	(136)	(370)	17
Increase (decrease) in deferred revenues	(86)	2,228	19
Increase in employees and payroll accruals	438	785	28
Increase (decrease) in accrued expenses and other liabilities	(920)	882	(226)
Revaluation of restricted cash		(16)	(16)
Changes in liabilities presented at fair value	706	589	965
Change in deferred taxes, net	(321)	(774)
Net cash provided by operating activities	1,942	4,249	456
Cash flows from investing activities:
Purchase of property and equipment	(308)	(161)	(58)
Decrease (increase) in restricted cash	362	(100)
Cash paid in connection with the RepliWeb acquisition, net of acquired cash		(2,424)
Net cash provided by (used in) investing activities	54	(2,685)	(58)
Cash flows from financing activities:
Receipt of short term bridge loan to finance the acquisition		3,000
Repayment of bridge loan		(3,000)
Proceeds from exercise of employee stock options, warrants and rights related to convertible debt	576	287	107
Receipt of long-term debt		57	26
Repayment of long-term debt	(115)	(1,046)	(922)
Repayment of convertible debt	(138)	(245)	(184)
Excess tax benefit from stock based compensation	40
Net cash provided by (used in) financing activities	363	(947)	(973)
Foreign currency translation adjustments on cash and cash equivalents	(65)	(5)	19
Increase (decrease) in cash and cash equivalents	2,294	612	(556)
Cash and cash equivalents at the beginning of the year	1,484	872	1,428
Cash and cash equivalents at the end of the year	3,778	1,484	872
Cash paid during the year for:
Interest	225	63	484
Income taxes	298	202	74
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to the acquisition of RepliWeb		2,533
Liability presented at fair value allocated to equity	$ 1,410	$ 1,144

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Attunity Ltd. (the "Company" or "Attunity") and its subsidiaries develop, market and support information availability software solutions that enable access, sharing and distribution of data, including Big Data, across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance and other related services for its products.

b.
On July 19, 2012, the Company effected a reverse stock split of its ordinary shares of one for four (1:4) (i.e., four ordinary shares, NIS 0.1 nominal value each, were combined into one ordinary share NIS 0.4 nominal value) in connection with the listing of its ordinary shares on NSADAQ Capital Market. The earnings per share figures or results, stock options activity and share data presented for all periods were adjusted to reflect the reverse stock split.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), followed on a consistent basis.

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate.

Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of the Israeli and other foreign subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive loss component of shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

d.	Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

e.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.

f.	Restricted cash:

Restricted cash is primarily invested in highly liquid deposits. These deposits were used as security for rented premises, leased equipment and forward transactions.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The Company's long-lived assets are reviewed for impairment in accordance with ASC No. 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or an asset group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2012, 2011 and 2010, no impairment losses were identified.

As required by ASC No. 820, "Fair Value Measurements", the Company would apply assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

h.	Goodwill and other intangible assets:

The Company applies ASC No. 350, "Intangibles - Goodwill and Other." Goodwill is carried at cost and is not amortized but rather is tested for impairment at least annually or between annual tests in certain circumstances. The Company operates in one operating segment and this segment comprises the only reporting unit. In September 2011, the Financial Accounting Standards Board, ("FASB"), issued accounting standard update 2011-08 (ASU No. 2011-08) which amends goodwill impairment testing procedures. Based on the revised standard, companies have the option of initially utilizing qualitative assessment before engaging in quantitative testing methodology. Accordingly, the Company elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its single reporting operating unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it determined that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required.

The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. As of December 31, 2012, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their estimated useful lives of 5 years. Intangible assets consist of core technology and acquired customer relationships both of which are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

According to ASC No. 360 "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

i.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC No. 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

k.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized (see Note 13).

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

l.	Revenue recognition:

The Company generates revenues mainly from license fees and sub-license fees for the right to use its software products and maintenance, support, consulting and training services. The Company sells licenses to its products primarily through its direct sales force and indirectly through distributors, original equipment manufacturers ("OEMs") and value added resellers ("VARs"). Both the customers and the distributors, OEMs or VARs are considered to be end users. The Company is also entitled to royalties from some distributors and OEMs upon the sublicensing of the software to end users.

The Company accounts for software sales in accordance with ASC No. 985-605, "Software Revenue Recognition". Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

As required by ASC No. 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement. Support services grant the Company's customers telephone access to technical support personnel during the term of the service. The Company recognizes revenues from software updates, maintenance and support services ratably over the term of the agreement.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Revenues from royalties are recognized according to quarterly royalty reports received from the applicable distributors and OEMs. The Company is entitled to either a percentage of the distributor or OEM's revenue from the combined product or to a percentage of the revenues of the product sold, as the case may be.

Service revenues are recognized as the services are performed.

Deferred revenues include unearned amounts paid under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

m.	Cost of Revenues:

Cost of software licenses is comprised mainly of amortization of technology acquired.
Cost of maintenance and services is comprised of post-sale customer support.

n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

Cash and cash equivalents are invested in major banks in Israel, the United States, Europe and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and, through December 31, 2012, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no bad debt expenses or write offs recorded for the years ended December 31, 2012, 2011 and 2010.

o.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation". ASC No. 718 is applicable for stock-based awards exchanged for employee services and in certain circumstances for nonemployee directors. Pursuant to ASC No. 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

ASC No. 718 requires the cash flows resulting from tax deductions in excess of the equity-based compensation costs recognized for those equity-based awards to be classified as financing cash flows. During the years ended December 31, 2010, 2011 and 2012, the Company classified $0, $0 and $40, respectively, of excess tax benefit from equity-based compensation as financing cash flows.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	127%	129%	127%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4	4	4

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

p.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

During 2012 and 2011, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels. These contracts were not designated as hedging instruments and as such gains or losses are recognized in "financial income, net". As of December 31, 2012 and 2011, the Company had outstanding forward and cylinder contracts in the amount of $1,800 and $1,754, respectively. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2. Net losses recognized in "financial income (loss), net" during 2012 and 2011 were $53 and $(70), respectively.

q.	Basic and diluted net income (loss) per share:

Basic and diluted income (loss) per ordinary share are presented in conformity with ASC No. 260 "Earnings Per Share", for all years presented. Basic income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period plus additional expense or income that would have been outstanding if potentially dilutive securities had been exercised during the period by the weighted average number of ordinary shares outstanding during the period plus any additional ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

For the years ended December 31, 2011 and 2010 all outstanding options and warrants were excluded from computation of diluted loss per share since they were anti-dilutive. For the year ended December 31, 2012, the total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since they would have an anti-dilutive effect, were 1,594,663.

r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances under the Severance Pay Law, Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with a severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

Severance pay expense for the years ended December 31, 2012, 2011 and 2010 amounted to $730, $296 and $185, respectively.

s.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other liabilities approximate their fair values due to the short-term maturity of these instruments.

The Company accounts for certain liabilities at fair value under ASC No. 820, "Fair Value Measurements and Disclosures". ASC No. 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ("exit price"). When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC No. 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

t.	Liabilities presented at fair value:

Some of the Company's warrants included anti-dilution price protection, and were classified as liability, which were marked to market at each reporting date in accordance with ASC No. 815-40, "Contracts in Entity's Own Equity". The conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815 and was marked to market at each reporting date. In addition, the payment right under the loan agreement (see note 9 for further details) is accounted in accordance with ASC No. 815-40 and recorded as a liability and is marked to market at each reporting period.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On September 19, 2011 ("Closing Date"), the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based provider of enterprise file replication and managed file transfer technologies, through the Company's wholly owned subsidiary, Attunity Inc. The financial results of RepliWeb are included in the consolidated financial statements from the Closing Date. The total consideration is composed as follows:

•	$ 3,300 in cash;
•	$ 4,000 in cash acquired from RepliWeb.
•	1,008,065 ordinary shares of the Company issued at closing for total value of $2,621.
•
A milestone-based contingent cash payment of up to $2,000 payable in April 2013. In connection with this contingent payment consideration, the Company initially recorded at the Closing Date, an estimated liability of $1,594, which was no longer contingent as of December 31, 2012 and is included as a current payment obligation on the balance sheet.

Out of the above mentioned total consideration, approximately 3.4% was to be paid to certain employees of RepliWeb, allocated pro-rata from the aforesaid cash, shares and contingent payment components. This resulted in an amount of $386 recorded as compensation expense for the year 2011 in the statement of operations.

In addition, the Company incurred acquisition related costs in a total amount of $421, which are included in general and administrative expenses for the year 2011. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

In connection with the acquisition, the Company secured a short-term loan in the principal amount of $ 3,000 from an Israeli bank (the "Bridge Loan"), which was repayable in January 2012 and bore interest at the rate of LIBOR plus 6%. The loan was repaid in September 2011.

The main reason for this acquisition was to leverage the synergy of the technologies of both companies and to benefit from a wide customer base. A significant amount of the acquisition was recorded as goodwill due to the synergies with RepliWeb.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to RepliWeb's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $4,631)	$4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)

Total purchase price	$11,129

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of RepliWeb's products. In its allocation, the Company also considered the fair value of intangible assets based on a market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the RepliWeb acquisition:

Fair value

Core technology (1)	$2,166
Customer relationships (2)	1,035

Total intangible assets	$3,201

(1)
Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

The following unaudited condensed combined pro forma information for the years ended December 31, 2011 and 2010, gives effect to the acquisition of RepliWeb as if the acquisition had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $777 and $1,074 in 2011 and 2010, respectively, and related tax effects.

	Year ended December 31
	2011	2010
	Unaudited

Revenues	$20,970	$17,785
Net loss	$(1,863)	$(1,788)
Basic and diluted loss per share	$(0.05)	$(0.06)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Prepaid expenses	$146	$93
Government authorities	56	37
Receivables on account of share capital	54	22
Forward and cylinder contracts	31	-
Other	36	6

	$323	$158

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$2,810	$2,533
Office furniture and equipment	378	356
Leasehold improvements	366	341

	3,554	3,230

Accumulated depreciation	3,131	2,850

Property and equipment, net	$423	$380
As for charges on the Company's property and equipment, see Note 11.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill during the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Goodwill, beginning of year	$13,011	$6,133
Revaluation (foreign currency exchange differences)	83	(63)
Acquisition of RepliWeb	-	6,941

Goodwill, end of year	$13,094	$13,011

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:
	December 31,
	2012	2011
Original amount:
Software development costs	$22,272	$22,272
Core technology	2,166	2,166
Customers relationship	1,035	1,035

	25,473	25,473
Accumulated amortization:
Software development costs	22,272	22,112
Core technology	779	220
Customers relationship	552	287

	23,603	22,619
Other Intangible assets ,net:
Software development costs	-	160
Core technology	1,387	1,946
Customers relationship	483	748

	$1,870	$2,854

The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

December 31

2013	746
2014	617
2015	362
2016	145

$1,870

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011

Government authorities	$101	$76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value	-	227
Others	143	154

	$1,220	$2,133

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 8:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2012	2011

Long term payable	$-	$166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352

	$145	$740

LIABILITIES PRESENTED AT FAIR VALUE	12 Months Ended
Dec. 31, 2012
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 9:-	LIABILITIES PRESENTED AT FAIR VALUE

The Company entered into a Loan Agreement with Plenus Technologies Ltd ("Plenus" or the "Lender"), dated January 31, 2007 (as amended on March 30, 2009 and September 4, 2011, the "Loan Agreement"). According to the Loan Agreement if, during the period between March 19, 2009 and December 31, 2017, the Company enters into a transaction or series of related transactions (a "Fundamental Transaction") which entails (i) the acquisition of the Company by means of a merger or other form of corporate reorganization in which 50% or more of the outstanding shares is exchanged for securities or other consideration issued or paid by the acquiring entity or, a transaction or a series of transactions in which a person or entity acquires more than 50% of the outstanding shares, (ii) the sale of all or substantially all of the assets of the Company; then an additional amount shall be paid to the Lender: in the cases of merger or acquisition ,an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable in connection with such Fundamental Transaction to the shareholders. In the case of the sale of substantially all of the Company's assets, an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable to the Company in connection with such Fundamental Transaction; the "aggregate proceeds" shall be calculated while subtracting any amount of debts, liabilities and obligations which have accrued prior to the closing of such Fundamental Transaction and have not been assumed by the purchaser in such Fundamental Transaction. During such period, the Lender may elect to receive $300 in cash in lieu of such compensation.

The Company accounted for the above mentioned in accordance with ASC 815-40, based on which the above was considered as a derivative and recorded as a liability on the balance sheets and is marked to market at each reporting period. As of December 31, 2012 and 2011 the liability amounted to $ 730 and $ 440, respectively. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by management. The Company classified the fair value of this derivative as level 3.

CONVERTIBLE DEBT - CURRENT MATURITIES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE DEBT - CURRENT MATURITIES [Abstract]
CONVERTIBLE DEBT - CURRENT MATURITIES
NOTE 10:-	CONVERTIBLE DEBT - CURRENT MATURITIES

In April 2004, the Company issued to a group of investors interest-bearing convertible notes in the face amount of $2,000, initially repayable after five years (as amended and extended from time to time, the "Convertible Notes"). As of December 31, 2012, all of the remaining principal amount and accrued interest was repaid in full by way of conversion of the Convertible Notes into ordinary shares. The Company recorded a bifurcated conversion feature embedded in the convertible debt, and marked it to market based on its fair value each reporting period.

In September 2011, in accordance with the terms of the Convertible Notes, as a result of the issuance of shares as part of the acquisition of RepliWeb, the conversion price was adjusted to $2.48 per share (rather than $5.00 per share), such that the Convertible Notes became convertible into an aggregate of 658,062 ordinary shares (rather than 327,397 ordinary shares).

On December 31, 2011, two holders converted all of their Convertible Notes into ordinary shares pursuant to the terms of an offer (the "Prepayment Offer"), which expired on January 31, 2012. The key terms of the Prepayment Offer were:

•	The conversion ratio of the Convertible Notes being converted was increased, reflecting a reduction of the conversion price from $2.48 to $2.00 per share; and
•
Each holder was entitled to payment, in cash or in additional ordinary shares (based on the new conversion ratio), of the interest payment due in 2012 plus accrued and unpaid interest for 2011 (in a total amount of approximately $100 and $200 for all Notes, respectively).

These holders converted an outstanding amount of $736. The outstanding associated bifurcated conversion feature of $206 was accordingly allocated to equity. In accordance with ASC No. 470-20-40-16, the Company recognized inducement expense of $202 against additional paid-in-capital, related to the conversion based on the above offer.
The two holders have also exercised their rights (see Note 13c) to acquire an aggregate of 315,256 additional ordinary shares at $0.48 per share.
In January 2012, holders, in the aggregate, of principal amount of $467, converted their Convertible Notes pursuant to the Prepayment Offer. The outstanding associated bifurcated conversion feature of $162 was accordingly allocated to equity and to additional paid in capital. The Company recognized inducement expense of $108 against additional paid-in-capital.

In July 2012, holders, in the aggregate, of all remaining $230 Convertible Notes, converted their Convertible Notes. The outstanding associated bifurcated conversion feature of approximately $550 was accordingly allocated to equity. These holders have also exercised their rights to acquire an aggregate of 39,407 additional ordinary shares at $0.48 per share.

CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2012
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 11:-	CHARGES (ASSETS PLEDGED)

a.	As collateral for certain liabilities of the Company to banks and others, fixed charges have been recorded on certain equipment of the Company.

b.
In August 2012, the Company secured a line of credit of $ 1,000 from an Israeli bank. In order to secure its obligations to the bank, the Company pledged and granted the bank a first priority floating charge on all of its assets and a fixed charge on certain other assets (namely, rights for unpaid shares, securities and deposits deposited with the bank from time to time, and rights for property insurance).

COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in February 2018. In addition, the Company leases computers and peripheral equipment as well as motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2012, are as follows:

Year ended December 31,	Operating leases

2013	$931
2014	841
2015	638
2016	572
2017	572
2018	95

$3,649

b.
Rent expenses under operating leases for the years ended December 31, 2012, 2011 and 2010 were (net of sublease income in the amount of $ 30, $ 125 and $ 75, respectively) $ 812, $ 636 and $ 445, respectively.

c.	The Company has two outstanding bank guarantees in the aggregate amount of $ 512 to its Israeli office lessors to secure its obligations under the office lease agreements.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	As noted in Note 1b, all per share figures or results, stock options or stock option activity and share data presented for all periods were adjusted to reflect the effects of the reverse stock split.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.
On May 12, 2009, the Company completed a rights offering raising cash proceeds of $ 600, excluding offering expenses and the conversion of a $393 bridge loan provided by certain affiliates of the Company (the "Lenders"). The Company issued to the subscribing shareholders and the Lenders a total of 2,064,688 ordinary shares and three-year warrants exercisable into 1,032,344 shares, at an exercise price of $ 0.48 per share.

As a result of the rights offering, the holders of the Convertible Notes became entitled, in accordance with the terms of the Convertible Notes, to receive rights, exercisable until the maturity of the debt, to acquire up to an aggregate of 214,162 ordinary shares at a purchase price of $ 0.48 per share, and for each two ordinary shares so purchased, warrants to purchase up to 107,079 ordinary shares at an exercise price of $ 0.48 per share.

d.	Stock Option Plans:

Under the Company's 2001 Stock Option Plan, and 2003 Israeli Stock Option Plan (the "Plans"), the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. In December 2012, the Company adopted the 2012 Stock Incentive Plan, under which stock options as well as other equity-based awards, including restricted stock units and performance units, may be granted to employees employed by the Company or by its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

The exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 2,450,625 ordinary shares of the Company were reserved for issuance. Any options that are canceled or forfeited before expiration become available for future grants. As of December 31, 2012, there are 328,097 options available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price (per share)	Aggregate intrinsic value
	In thousands

Outstanding at beginning of year	1,682	$2.28	$8,142
Granted	258	3.09	1,010
Exercised	(217)	1.75	1,147
Cancelled or forfeited	(53)	2.68	277

Outstanding at end of year	1,670	$2.44	$7,785

Vested and expected to vest at end of year	1,621	$2.43	$7,583

Exercisable at end of year	1,143	$2.24	$5,602

The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010, was $ 1,147, $ 39 and $ 24, respectively.

As of December 31, 2012, there was $ 963 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.32-0.56	205	2.09	0.51	204	2.09	0.51
1.00-1.20	303	1.43	1.16	303	1.43	1.16
1.48-1.52	169	3.08	1.48	152	3.07	1.48
1.96-2.32	114	1.22	2.15	112	1.19	2.15
2.6-2.76	201	4.71	2.61	84	4.71	2.61
2.8-3.44	567	4.721	2.94	182	4.47	2.92
7.68-8.76	76	1.62	7.83	70	1.25	7.83
9.68-9.84	35	1.7	9.79	35	1.7	9.79

	1,670	3.19	2.44	1,143	2.47	2.24

Weighted average fair values and weighted average exercise prices per share of options whose exercise prices equal, less or more than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2012		2011		2010
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$3.92	$3.09	$2.32	$2.88	$1.44	$1.68

Less than market price at date of grant	$-	$-	$2.44	$2.6	$-	$-

More than market price at date of grant	$-	$-	$1.88	$2.76	$-	$-

Upon exercise of options by employees, the Company issues registered shares for each option exercised.

d.	Warrants:

The Company's outstanding warrants as of December 31, 2012 are as follows:
Issuance date	Outstanding	Exercise price	Exercisable through

September 2006 (1)	110,400	$0.48	December 31,2013
May 2009 (2)	39,406	$0.48	December 31,2013
May 2009 (2)	47,970	$0.48	January -July 2015
May 2009 (3)	439,513	$0.48	December 31, 2013 (*)

All outstanding warrants are excisable.

(1)	Issued in connection with the private investment carried out in September 2006.
(2)	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
(3)	Issued in connection with the rights offering (see Note 13c).
(*)	57,541 were exercised during the first quarter of 2013.
During 2011, certain holders of warrants, exercisable into 94,800 ordinary shares waived the price protection adjustment mechanism embedded in the warrants. Plenus also waived the price protection adjustment mechanism embedded in warrants exercisable into 220,698 ordinary shares. As a result, these warrants were no longer classified as a liability, and accordingly were no longer marked to market. The fair value of the warrants as of that date of $ 860 was classified into equity. During 2012, the remaining warrants which were marked to market were exercised.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 14:-	INCOME TAXES

a.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2012	2011

Opening balance	$222	$-
Liability assumed in connection with the acquisition of RepliWeb	-	193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position	-	31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)	-

Closing balance	$201	$222

Included in accrued expenses and other current liabilities	$110	$-

Included in other long term liabilities	$91	$222

As of December 31, 2012, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.
During the years ended December 31, 2012 and 2011, the Company recorded $ 14 and $ 4 for interest expense related to uncertain tax positions, respectively. As of December 31, 2012 and 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 33 and $ 32, respectively, which is included in the liability balance. In the next 12 month, the statute of limitation with respect to 2008 tax year will lapse, which will impact the unrecognized tax position liability balance with respect to 2008 tax year.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012 - 25%.

The Israeli entities have not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 40,108 as of December 31, 2012. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The U.S tax returns of Attunity Inc. and RepliWeb Inc. remain subject to examination by the U.S tax authorities for the tax years beginning in January 1, 2007 and January 1, 2005, respectively.

The U.S subsidiary's tax loss carry forward amounted to approximately $ 845 as of December 31, 2012 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiaries and will expire in the year 2026.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:
	December 31,
	2012	2011

Net operating loss carry forwards	$11,425	$13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736

Intangible assets	(717)	(1,078)

Deferred tax liability	(717)	(1,078)

Deferred tax liability, net	$(21)	$(342)

Domestic	-	-

Foreign:
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)

	(21)	(344)

	$(21)	$(344)

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The net change in the valuation allowance primarily relates to utilization of net operating losses for which a valuation allowance was provided.

ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

e.	Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company for the years 2010 and 2011 (2010 - 25%, 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses mainly represent business taxes in certain foreign locations.

A reconciliation between the theoretical tax expenses for the year ended December 31, 2012, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of income is as follows:

Income before taxes, as reported in the consolidated statements of income	$1,277

Statutory tax rate	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	21
Non-deductible expenses and other permanent differences	233
Losses and timing differences for which deferred taxes were not recorded in prior years	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(1,538)
Taxes with respect to prior year	(178)

Actual tax benefit	$(209)

h.	Income (loss) before taxes on income (benefit):

	Year ended December 31,
	2012	2011	2010

Domestic	$1,147	$(789)	$(1,634)
Foreign	130	(424)	203

	$1,277	$(1,213)	$(1,431)

Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Deferred tax benefit	$(321)	$(774)	$-
Current taxes	112	375	74

	$(209)	$(399)	$74

Domestic	$201	$218	$23
Foreign	(410)	(617)	51

	$(209)	$(399)	$74
Domestic taxes:
Current	$201	$218	$23
Deferred	-	-	-

	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)	-

	(410)	(617)	51

Taxes on income	$(209)	$(399)	$74

ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2012
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 15:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$2,234	$948	$857
United States	16,568	10,729	6,051
Europe	3,646	2,191	1,693
Far East	1,478	869	968
Other	1,553	432	506

	$25,479	$15,169	$10,075

In 2012, 2011 and 2010, 69%, 82% and 90% of license revenues were derived from the connectivity and replication/ change data capture products respectively. For the year ended December 31, 2012, one of the Company's OEM partners accounted for approximately 10.9% of its revenues (13.4% in 2011). For the year ended December 31, 2011 another OEM partner accounted for approximately 2.4% of the Company's revenues (10.7% in 2011). For the year ended December 31, 2010, no single customer accounted for more than 10% of the Company's revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.

FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSE, NET [Abstract]
FINANCING EXPENSE, NET
NOTE 16:-	FINANCIAL EXPENSE, NET

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$(2)	$(9)	$(3)

	(2)	(9)	(3)
Financial expenses:
Interest	124	286	293
Hedging	(53)	70	-
Exchange rate differences, net	94	22	133
Revaluation of liabilities presented at fair value	705	589	692
Expenses related to modification of convertible debt and change in terms of warrants	-	-	273
Convertible debt inducement expenses	108	202	-
Fair value of guarantee associated with short term loan	-	49	-
Accretion of contingent payment obligation	265	75	-

	1,243	1,293	1,391

	$1,241	$1,284	$1,388

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate.

Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of the Israeli and other foreign subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive loss component of shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications
d.	Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

Cash equivalents
e.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.
Restricted cash
f.	Restricted cash:
Restricted cash is primarily invested in highly liquid deposits. These deposits were used as security for rented premises, leased equipment and forward transactions.
Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The Company's long-lived assets are reviewed for impairment in accordance with ASC No. 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or an asset group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2012, 2011 and 2010, no impairment losses were identified.

As required by ASC No. 820, "Fair Value Measurements", the Company would apply assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Goodwill and other intangible assets
h.	Goodwill and other intangible assets:

The Company applies ASC No. 350, "Intangibles - Goodwill and Other." Goodwill is carried at cost and is not amortized but rather is tested for impairment at least annually or between annual tests in certain circumstances. The Company operates in one operating segment and this segment comprises the only reporting unit. In September 2011, the Financial Accounting Standards Board, ("FASB"), issued accounting standard update 2011-08 (ASU No. 2011-08) which amends goodwill impairment testing procedures. Based on the revised standard, companies have the option of initially utilizing qualitative assessment before engaging in quantitative testing methodology. Accordingly, the Company elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its single reporting operating unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it determined that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required.

The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. As of December 31, 2012, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their estimated useful lives of 5 years. Intangible assets consist of core technology and acquired customer relationships both of which are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

According to ASC No. 360 "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

Business combinations
i.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

Research and development costs
j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC No. 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Income taxes
k.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized (see Note 13).

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from license fees and sub-license fees for the right to use its software products and maintenance, support, consulting and training services. The Company sells licenses to its products primarily through its direct sales force and indirectly through distributors, original equipment manufacturers ("OEMs") and value added resellers ("VARs"). Both the customers and the distributors, OEMs or VARs are considered to be end users. The Company is also entitled to royalties from some distributors and OEMs upon the sublicensing of the software to end users.

The Company accounts for software sales in accordance with ASC No. 985-605, "Software Revenue Recognition". Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

As required by ASC No. 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement. Support services grant the Company's customers telephone access to technical support personnel during the term of the service. The Company recognizes revenues from software updates, maintenance and support services ratably over the term of the agreement.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Revenues from royalties are recognized according to quarterly royalty reports received from the applicable distributors and OEMs. The Company is entitled to either a percentage of the distributor or OEM's revenue from the combined product or to a percentage of the revenues of the product sold, as the case may be.

Service revenues are recognized as the services are performed.

Deferred revenues include unearned amounts paid under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

Cost of Revenues
m.	Cost of Revenues:
Cost of software licenses is comprised mainly of amortization of technology acquired. Cost of maintenance and services is comprised of post-sale customer support.
Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

Cash and cash equivalents are invested in major banks in Israel, the United States, Europe and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and, through December 31, 2012, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no bad debt expenses or write offs recorded for the years ended December 31, 2012, 2011 and 2010.

Accounting for stock-based compensation
o.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation". ASC No. 718 is applicable for stock-based awards exchanged for employee services and in certain circumstances for nonemployee directors. Pursuant to ASC No. 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

ASC No. 718 requires the cash flows resulting from tax deductions in excess of the equity-based compensation costs recognized for those equity-based awards to be classified as financing cash flows. During the years ended December 31, 2010, 2011 and 2012, the Company classified $0, $0 and $40, respectively, of excess tax benefit from equity-based compensation as financing cash flows.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	127%	129%	127%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4	4	4

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

Derivatives and hedging
p.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

During 2012 and 2011, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels. These contracts were not designated as hedging instruments and as such gains or losses are recognized in "financial income, net". As of December 31, 2012 and 2011, the Company had outstanding forward and cylinder contracts in the amount of $1,800 and $1,754, respectively. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2. Net losses recognized in "financial income (loss), net" during 2012 and 2011 were $53 and $(70), respectively.

Basic and diluted net income (loss) per share
q.	Basic and diluted net income (loss) per share:

Basic and diluted income (loss) per ordinary share are presented in conformity with ASC No. 260 "Earnings Per Share", for all years presented. Basic income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period plus additional expense or income that would have been outstanding if potentially dilutive securities had been exercised during the period by the weighted average number of ordinary shares outstanding during the period plus any additional ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

For the years ended December 31, 2011 and 2010 all outstanding options and warrants were excluded from computation of diluted loss per share since they were anti-dilutive. For the year ended December 31, 2012, the total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since they would have an anti-dilutive effect, were 1,594,663.

Severance pay
r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances under the Severance Pay Law, Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with a severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

Severance pay expense for the years ended December 31, 2012, 2011 and 2010 amounted to $730, $296 and $185, respectively.

Fair value of financial instruments
s.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other liabilities approximate their fair values due to the short-term maturity of these instruments.

The Company accounts for certain liabilities at fair value under ASC No. 820, "Fair Value Measurements and Disclosures". ASC No. 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ("exit price"). When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC No. 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Liabilities presented at fair value
t.	Liabilities presented at fair value:

Some of the Company's warrants included anti-dilution price protection, and were classified as liability, which were marked to market at each reporting date in accordance with ASC No. 815-40, "Contracts in Entity's Own Equity". The conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815 and was marked to market at each reporting date. In addition, the payment right under the loan agreement (see note 9 for further details) is accounted in accordance with ASC No. 815-40 and recorded as a liability and is marked to market at each reporting period.

Comprehensive income
u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	127%	129%	127%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4	4	4

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition
Net assets (including cash of $4,631)	$4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)

Total purchase price	$11,129

Schedule of Intangible Assets Acquired in Business Acquisition

Fair value

Core technology (1)	$2,166
Customer relationships (2)	1,035

Total intangible assets	$3,201

(1)
Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

Summary of Pro Forma Information
	Year ended December 31
	2011	2010
	Unaudited

Revenues	$20,970	$17,785
Net loss	$(1,863)	$(1,788)
Basic and diluted loss per share	$(0.05)	$(0.06)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Accounts Receivable and Prepaid expenses
	December 31,
	2012	2011

Prepaid expenses	$146	$93
Government authorities	56	37
Receivables on account of share capital	54	22
Forward and cylinder contracts	31	-
Other	36	6

	$323	$158

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$2,810	$2,533
Office furniture and equipment	378	356
Leasehold improvements	366	341

	3,554	3,230

Accumulated depreciation	3,131	2,850

Property and equipment, net	$423	$380

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
	December 31,
	2012	2011

Goodwill, beginning of year	$13,011	$6,133
Revaluation (foreign currency exchange differences)	83	(63)
Acquisition of RepliWeb	-	6,941

Goodwill, end of year	$13,094	$13,011

Schedule of Other Intangible Assets
	December 31,
	2012	2011
Original amount:
Software development costs	$22,272	$22,272
Core technology	2,166	2,166
Customers relationship	1,035	1,035

	25,473	25,473
Accumulated amortization:
Software development costs	22,272	22,112
Core technology	779	220
Customers relationship	552	287

	23,603	22,619
Other Intangible assets ,net:
Software development costs	-	160
Core technology	1,387	1,946
Customers relationship	483	748

	$1,870	$2,854

Schedule of Other Intangible Assets Future Amortization Expense
December 31

2013	746
2014	617
2015	362
2016	145

$1,870

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2012	2011

Government authorities	$101	$76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value	-	227
Others	143	154

	$1,220	$2,133

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Debt
	December 31,
	2012	2011

Long term payable	$-	$166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352

	$145	$740

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
Year ended December 31,	Operating leases

2013	$931
2014	841
2015	638
2016	572
2017	572
2018	95

$3,649

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31, 2012
	Number of options	Weighted average exercise price (per share)	Aggregate intrinsic value
	In thousands

Outstanding at beginning of year	1,682	$2.28	$8,142
Granted	258	3.09	1,010
Exercised	(217)	1.75	1,147
Cancelled or forfeited	(53)	2.68	277

Outstanding at end of year	1,670	$2.44	$7,785

Vested and expected to vest at end of year	1,621	$2.43	$7,583

Exercisable at end of year	1,143	$2.24	$5,602

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.32-0.56	205	2.09	0.51	204	2.09	0.51
1.00-1.20	303	1.43	1.16	303	1.43	1.16
1.48-1.52	169	3.08	1.48	152	3.07	1.48
1.96-2.32	114	1.22	2.15	112	1.19	2.15
2.6-2.76	201	4.71	2.61	84	4.71	2.61
2.8-3.44	567	4.721	2.94	182	4.47	2.92
7.68-8.76	76	1.62	7.83	70	1.25	7.83
9.68-9.84	35	1.7	9.79	35	1.7	9.79

	1,670	3.19	2.44	1,143	2.47	2.24

Schedule of Options Weighted Average Fair Values and Exercise Prices

	Year ended December 31,
	2012		2011		2010
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$3.92	$3.09	$2.32	$2.88	$1.44	$1.68

Less than market price at date of grant	$-	$-	$2.44	$2.6	$-	$-

More than market price at date of grant	$-	$-	$1.88	$2.76	$-	$-

Schedule of Warrants Outstanding
Issuance date	Outstanding	Exercise price	Exercisable through

September 2006 (1)	110,400	$0.48	December 31,2013
May 2009 (2)	39,406	$0.48	December 31,2013
May 2009 (2)	47,970	$0.48	January -July 2015
May 2009 (3)	439,513	$0.48	December 31, 2013 (*)

All outstanding warrants are excisable.

(1)	Issued in connection with the private investment carried out in September 2006.
(2)	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
(3)	Issued in connection with the rights offering (see Note 13c).
(*)	57,541 were exercised during the first quarter of 2013.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Summary of Unrecognized Tax Benefits

	December 31,
	2012	2011

Opening balance	$222	$-
Liability assumed in connection with the acquisition of RepliWeb	-	193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position	-	31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)	-

Closing balance	$201	$222

Included in accrued expenses and other current liabilities	$110	$-

Included in other long term liabilities	$91	$222

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011

Net operating loss carry forwards	$11,425	$13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736

Intangible assets	(717)	(1,078)

Deferred tax liability	(717)	(1,078)

Deferred tax liability, net	$(21)	$(342)

Domestic	-	-

Foreign:
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)

	(21)	(344)

	$(21)	$(344)

Schedule of Effective Income Tax Rate Reconciliation

Income before taxes, as reported in the consolidated statements of income	$1,277

Statutory tax rate	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	21
Non-deductible expenses and other permanent differences	233
Losses and timing differences for which deferred taxes were not recorded in prior years	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(1,538)
Taxes with respect to prior year	(178)

Actual tax benefit	$(209)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign

	Year ended December 31,
	2012	2011	2010

Domestic	$1,147	$(789)	$(1,634)
Foreign	130	(424)	203

	$1,277	$(1,213)	$(1,431)

Schedule of Components of Income Tax Expense

	Year ended December 31,
	2012	2011	2010

Deferred tax benefit	$(321)	$(774)	$-
Current taxes	112	375	74

	$(209)	$(399)	$74

Domestic	$201	$218	$23
Foreign	(410)	(617)	51

	$(209)	$(399)	$74
Domestic taxes:
Current	$201	$218	$23
Deferred	-	-	-

	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)	-

	(410)	(617)	51

Taxes on income	$(209)	$(399)	$74

ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2011	2010

Israel	$2,234	$948	$857
United States	16,568	10,729	6,051
Europe	3,646	2,191	1,693
Far East	1,478	869	968
Other	1,553	432	506

	$25,479	$15,169	$10,075

FINANCIAL EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSE, NET [Abstract]
Schedule of Financial Income (Expenses)

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$(2)	$(9)	$(3)

	(2)	(9)	(3)
Financial expenses:
Interest	124	286	293
Hedging	(53)	70	-
Exchange rate differences, net	94	22	133
Revaluation of liabilities presented at fair value	705	589	692
Expenses related to modification of convertible debt and change in terms of warrants	-	-	273
Convertible debt inducement expenses	108	202	-
Fair value of guarantee associated with short term loan	-	49	-
Accretion of contingent payment obligation	265	75	-

	1,243	1,293	1,391

	$1,241	$1,284	$1,388

GENERAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jul. 18, 2012	Dec. 31, 2011	Sep. 19, 2011
GENERAL [Abstract]
Percentage of shares acquired				100.00%
Stock split ratio	0.25
Ordinary shares, par value per share	$ 0.4	$ 0.1	$ 0.4

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Computers and Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	10.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	0.00%

SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	127.00%	129.00%	127.00%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4 years	4 years	4 years

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets:
Estimated useful life	5 years
Accounting for stock-based compensation:
Excess tax benefit from equity-based compensation	$ 40	$ 0	$ 0
Derivatives and hedging:
Net losses recognized in financial income, net	53	(70)
Basic and diluted net income (loss) per share: [Abstract]
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,594,663
Severance pay:
Severance pay expense	730	296	185
Forward Contracts [Member]
Derivatives and hedging:
Notional amount	1,800	1,754
Cylinder Contracts [Member]
Derivatives and hedging:
Notional amount	$ 1,800	$ 1,754

ACQUISITION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 19, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Contingent payment obligation	$ 1,669			$ 1,669
RepliWeb [Member]
Business Acquisition [Line Items]
Cash paid for entity		3,300
Cash paid for acquired entity, provided by acquired entity		4,000
Number of shares issued for acquisition of entity		1,008,065
Value of shares issued for acquisition		2,621
Milestone-based contingent cash payment		2,000
Contingent payment obligation		1,594
Portion of total consideration to be paid to certain employees of the acquired entity		3.40%
Acquisition related compensation expense	386
Acquisition related costs	421			421
Amortization of acquired intangible assets related to acquisition				777	1,074
RepliWeb [Member] | Bridge Loan [Member]
Business Acquisition [Line Items]
Short-term loan		$ 3,000
LIBOR spread		6.00%
Maturity date		Jan 31, 2012

ACQUISITION (Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition) (Details) (RepliWeb [Member], USD $) In Thousands, unless otherwise specified	Sep. 19, 2011
RepliWeb [Member]
Business Acquisition [Line Items]
Net assets (including cash of $4,631)	$ 4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)
Total purchase price	11,129
Cash acquired from entity	$ 4,631

ACQUISITION (Schedule of Intangible Assets Acquired in Business Acquisition) (Details) (Repliweb [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Sep. 19, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 3,201
Core Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	2,166 [1]
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,035 [2]
Amortization period	5 years

[1]	Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.
[2]	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

ACQUISITION (Summary of Pro Forma Adjustments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUISITION [Abstract]
Revenues	$ 17,785	$ 20,970
Net loss	$ (1,788)	$ (1,863)
Basic and diluted loss per share	$ (0.06)	$ (0.05)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 146	$ 93
Government authorities	56	37
Receivables on account of share Capital	54	22
Forward and cylinder contracts	31
Other	36	6
Other accounts receivable and prepaid expenses	$ 323	$ 158

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 3,554	$ 3,230
Accumulated depreciation	3,131	2,850
Property and equipment, net	423	380
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,810	2,533
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	378	356
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 366	$ 341

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 13,011	$ 6,133
Revaluation (foreign currency exchange differences)	83	(63)
Acquisition of RepliWeb		6,941
Goodwill, end of year	$ 13,094	$ 13,011

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 25,473	$ 25,473
Accumulated amortization	23,603	22,619
Other Intangible assets, net	1,870	2,854
Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	22,272	22,272
Accumulated amortization	22,272	22,112
Other Intangible assets, net		160
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	2,166	2,166
Accumulated amortization	779	220
Other Intangible assets, net	1,387	1,946
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,035	1,035
Accumulated amortization	552	287
Other Intangible assets, net	$ 483	$ 748

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2013	$ 746
2014	617
2015	362
2016	145
Other intangible assets, net	$ 1,870	$ 2,854

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government authorities	$ 101	$ 76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value		227
Others	143	154
Accrued expenses and other current liabilities	$ 1,220	$ 2,133

OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Long term payable		$ 166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352
Other long-term liabilities, total	$ 145	$ 740

LIABILITIES PRESENTED AT FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Percent equity interest acquired in entity that triggers contingent payment to lender, threshold	50.00%
Contingent lender payment, percent of loan balance	15.00%
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Derivative liability	$ 730	$ 440

CONVERTIBLE DEBT - CURRENT MATURITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Promissory Note [Member]	Jan. 31, 2012 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member]	Sep. 30, 2006 Promissory Note [Member]	Apr. 30, 2004 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Sep. 30, 2011 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member] Estimated [Member]
Debt Conversion [Line Items]
Debt issuance date								2004-04
Convertible debt		$ 835						$ 2,000
Number of ordinary shares called by warrants				39,407			400,000	327,397		658,062
Exercise price				$ 0.48		$ 0.48	$ 5
Conversion price						$ 2	$ 5	$ 5		$ 2.48
Amortization of debt discount							730
Debt discount amortization period							2 years 3 months
Shares issued for debt conversion						315,256	327,397
Additional shares issued for debt conversion							114,286
Convertible Debt inducement expenses	108	202			108	202
Interest expense for 2012											100
Accrued Interest						100			200		200
Adjustment to paid-in capital for the change in terms of equity classified warrants	860
Debt conversion, principal amount converted				230	467	736
Outstanding bifurcated conversion feature allocated to equity and/or additional paid in capital				$ 550	$ 162	$ 206

CHARGES (ASSETS PLEDGED) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CHARGES (ASSETS PLEDGED) [Abstract]
Line of credit, maximum borrowing capacity	$ 1,000

COMMITMENTS AND CONTIGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum commitments under operating lease agreements:
2013	$ 931
2014	841
2015	638
2016	572
2017	572
2018	95
Operating leases, future minimum payments due, total	3,649
Rent expense, net	812	636	445
Sublease income	30	125	75
Guarantor Obligations [Line Items]
Outstanding bank guarantee	$ 512

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 12, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from rights offering	$ 600
Shares issued during period, issued for cash	2,064,688
Classification of warrants to equity		860
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs related to non-vested share-based compensation		963
Unrecognized compensation cost, period for recognition		3 years
Total intrinsic value of options exercised during the period		1,147	39	24
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.		110.00%
Number of ordinary shares reserved for issuance in stock option plans		2,450,625
Options available for future grants		328,097
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		75.00%
Certain Holders Of Warrants [Member]
Number of ordinary shares called by warrants		94,800
Plenus [Member]
Number of ordinary shares called by warrants		220,698
Rights Offering [Member]
Number of ordinary shares called by warrants	1,032,344
Exercise price	$ 0.48
Debt conversion, principal amount converted	$ 393
Secondary Contingent Issuance [Member]
Number of ordinary shares called by warrants	214,162
Exercise price	$ 0.48
Warrant [Member]
Number of ordinary shares called by warrants	107,079
Exercise price	$ 0.48

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options, in thousands
Outstanding at beginning of year	1,682,000
Granted	258,000
Exercised	(217,000)
Cancelled or forfeited	(53,000)
Outstanding at end of year	1,670,000	1,682,000
Vested and expected to vest at end of year	1,621,000
Exercisable at end of year	1,143,000
Weighted average exercise price (per share)
Outstanding at beginning of year	$ 2.28
Granted	$ 3.09
Exercised	$ 1.75
Cancelled or forfeited	$ 2.68
Outstanding at end of year	$ 2.44	$ 2.28
Vested and expected to vest at end of year	$ 2.43
Exercisable at end of year	$ 2.24
Aggregate intrinsic value, in thousands
Outstanding at beginning of year	$ 8,142
Granted	1,010
Exercised	1,147	39	24
Cancelled or forfeited	$ 277
Outstanding at end of year	7,785	8,142
Vested and expected to vest at end of year	7,583
Exercisable at end of year	$ 5,602

SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Outstanding
Number outstanding	1,670,000
Weighted average remaining contractual life (years)	3 years 2 months 9 days
Weighted average exercise price	$ 2.44
Exercisable
Number exercisable	1,143,000
Weighted average remaining contractual life (years)	2 years 5 months 19 days
Weighted average exercise price	$ 2.24
0.32-0.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.32
Exercise price, maximum	$ 0.56
Outstanding
Number outstanding	205,000
Weighted average remaining contractual life (years)	2 years 1 month 2 days
Weighted average exercise price	$ 0.51
Exercisable
Number exercisable	204,000
Weighted average remaining contractual life (years)	2 years 1 month 2 days
Weighted average exercise price	$ 0.51
1.00-1.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1
Exercise price, maximum	$ 1.2
Outstanding
Number outstanding	303,000
Weighted average remaining contractual life (years)	1 year 5 months 5 days
Weighted average exercise price	$ 1.16
Exercisable
Number exercisable	303,000
Weighted average remaining contractual life (years)	1 year 5 months 5 days
Weighted average exercise price	$ 1.16
1.48-1.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.48
Exercise price, maximum	$ 1.52
Outstanding
Number outstanding	169,000
Weighted average remaining contractual life (years)	3 years 29 days
Weighted average exercise price	$ 1.48
Exercisable
Number exercisable	152,000
Weighted average remaining contractual life (years)	3 years 26 days
Weighted average exercise price	$ 1.48
1.96-2.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.96
Exercise price, maximum	$ 2.32
Outstanding
Number outstanding	114,000
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Weighted average exercise price	$ 2.15
Exercisable
Number exercisable	112,000
Weighted average remaining contractual life (years)	1 year 2 months 9 days
Weighted average exercise price	$ 2.15
2.6-2.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.6
Exercise price, maximum	$ 2.76
Outstanding
Number outstanding	201,000
Weighted average remaining contractual life (years)	4 years 8 months 16 days
Weighted average exercise price	$ 2.61
Exercisable
Number exercisable	84,000
Weighted average remaining contractual life (years)	4 years 8 months 16 days
Weighted average exercise price	$ 2.61
2.8-3.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.8
Exercise price, maximum	$ 3.44
Outstanding
Number outstanding	567,000
Weighted average remaining contractual life (years)	4 years 8 months 20 days
Weighted average exercise price	$ 2.94
Exercisable
Number exercisable	182,000
Weighted average remaining contractual life (years)	4 years 5 months 16 days
Weighted average exercise price	$ 2.92
7.68-8.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 7.68
Exercise price, maximum	$ 8.76
Outstanding
Number outstanding	76,000
Weighted average remaining contractual life (years)	1 year 7 months 13 days
Weighted average exercise price	$ 7.83
Exercisable
Number exercisable	70,000
Weighted average remaining contractual life (years)	1 year 3 months
Weighted average exercise price	$ 7.83
9.68-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 9.68
Exercise price, maximum	$ 9.84
Outstanding
Number outstanding	35,000
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Weighted average exercise price	$ 9.79
Exercisable
Number exercisable	35,000
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Weighted average exercise price	$ 9.79

SHAREHOLDERS' EQUITY (Schedule of Options Weighted Average Fair Values and Exercise Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 3.09
Equals market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 3.92	$ 2.32	$ 1.44
Weighted average exercise price	$ 3.09	$ 2.88	$ 1.68
Less than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value		$ 2.44
Weighted average exercise price		$ 2.6
More than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value		$ 1.88
Weighted average exercise price		$ 2.76

SHAREHOLDERS' EQUITY (Schedule of Warrants Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants exercised	217,000
September 2006 [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	Sep 1, 2006	[1]
Outstanding	110,400	[1]
Exercise price	0.48	[1]
Exercisable through	December 31,2013	[1]
May 2009 (1) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 1, 2009	[2]
Outstanding	39,406	[2]
Exercise price	0.48	[2]
Exercisable through	December 30,2013	[2]
May 2009 (2) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 1, 2009	[2]
Outstanding	47,970	[2]
Exercise price	0.48	[2]
Exercisable through	January -July 2015	[2]
May 2009 (3) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 1, 2009	[3]
Outstanding	439,513	[3]
Exercise price	0.48	[3]
Exercisable through	December 31,2013	[3],[4]
Warrants exercised	57,541

[1]	Issued in connection with the private investment carried out in September 2006.
[2]	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
[3]	Issued in connection with the rights offering (see Note 13b).
[4]	57,541 were exercised during the first quarter of 2013

INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Opening balance	$ 222
Liability assumed in connection with the acquisition of RepliWeb		193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position		31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)
Closing balance	201	222
Included in accrued expenses and other current liabilities	110
Included in other long term liabilities	$ 91	$ 222

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Uncertain tax position, interest expense	$ 14	$ 14	$ 4
Accrued interest liability related to uncertain tax positions		33	32
Operating loss carryforwards		40,108
Statutory tax rate	25.00%	25.00%	24.00%	25.00%
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating losses, carryforward expiration dates		2026
Operating loss carryforwards		$ 845

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 11,425	$ 13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736
Intangible assets	(717)	(1,078)
Deferred tax liability	(717)	(1,078)
Deferred tax liability, net	(21)	(342)
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)
Deferred tax liability, net	$ (21)	$ (344)

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 1,277	$ (1,214)	$ (1,431)
Statutory tax rate	25.00%	25.00%	24.00%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate		319
Tax adjustment in respect of different tax rate of foreign subsidiaries		21
Non-deductible expenses and other permanent differences		233
Losses and timing differences for which deferred taxes were not recorded in prior years		934
Utilization of tax losses for which valuation allowance was provided for in prior years		(1,538)
Taxes with respect to prior year		(178)
Actual tax benefit		$ 209	$ 399	$ (74)

INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 1,147	$ (789)	$ (1,634)
Foreign	130	(424)	203
Loss before taxes on income (benefit), total	$ 1,277	$ (1,213)	$ (1,431)

INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Deferred tax benefit	$ (321)	$ (774)
Current taxes	112	375	74
Income tax expense, total	(209)	(399)	74
Domestic	201	218	23
Foreign	(410)	(617)	51
Domestic taxes:
Current	201	218	23
Deferred
Total federal taxes	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)
Total foreign taxes	(410)	(617)	51
Taxes on income	$ 209	$ 399	$ (74)

ENTITY-WIDE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,479	$ 15,169	$ 10,075
Connectivity And Replication / Change Data Capture Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percent of license revenues	69.00%	82.00%	90.00%
OEM Partner 1 [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues	10.90%	13.40%
OEM Partner 2 [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues	2.40%	10.70%
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,234	948	857
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,568	10,729	6,051
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,646	2,191	1,693
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,478	869	968
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,553	$ 432	$ 506

FINANCIAL EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ (2)	$ (9)	$ (3)
Exchange rate differences, net
Total financial income	(2)	(9)	(3)
Financial expenses:
Interest	124	286	293
Hedging	(53)	70
Exchange rate differences, net	94	22	133
Revaluation of liabilities presented at fair value.	705	589	692
Expenses related to modification of convertible debt and change in terms of warrants			273
Convertible Debt inducement expenses	108	202
Fair value of guarantee associated with short term loan		49
Accretion of contingent payment obligation	265	75
Total financial expenses	1,243	1,293	1,391
Total other expense	$ 1,241	$ 1,284	$ 1,388